Inventories - Summary of Components of Inventories (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Classes of current inventories [abstract]
Finished goods	¥ 40,738	¥ 37,641
Work-in-process	15,128	16,232
Raw materials and supplies	23,254	21,587
Total	¥ 79,120	¥ 75,460